Annual Fund Operating Expenses (Real Estate Securities Trust)	12 Months Ended
May 01, 2011
Series I, Real Estate Securities Trust
Operating Expenses:
Share Class	Series I
Management fee	0.70%
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.03%
Total fund operating expenses	0.78%
Series II, Real Estate Securities Trust
Operating Expenses:
Share Class	Series II
Management fee	0.70%
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.03%
Total fund operating expenses	0.98%
Series NAV, Real Estate Securities Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.70%
Distribution and service (12b-1) fees	none
Other Expenses	0.03%
Total fund operating expenses	0.73%